Cash - Restricted	12 Months Ended
Jan. 31, 2021
7. Cash - Restricted

As at January 31, 2020, restricted cash included cash held at the Supreme Court of British Columbia pursuant to the claim from Green Stream Botanicals Corp. (Note 21(a)). In July 2020, this claim was settled for $120,000 and $480,000 was released to the Company.